INVENTORY (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Finished products	$ 292,467	$ 295,729
Raw materials, work in progress, and packaging materials	97,396	62,380
Crop growing costs	14,114	29,342
Agricultural and other operating supplies	29,016	42,639
Inventories, net of allowances	$ 432,993	$ 430,090